AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON August 19, 2004
                          Registration Nos.     2-92633
                                    811-04087
      ====================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                             Pre-Effective Amendment No.           [ ]

                   Post-Effective Amendment No.48          [X]

                                     and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                    Amendment No. 51                      [X]


                                EXETER FUND, INC.
                _________________________________________________
               (Exact name of registrant as specified in charter)

                                1100 Chase Square
                            Rochester, New York 14604
                _________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

              (Registrant's Telephone Number, Including Area Code)

                                 (585) 325-6880

                                B. Reuben Auspitz
                              c/o Exeter Fund, Inc.
                                1100 Chase Square
                               Rochester, NY 14604

                     (Name and Address of Agent For Service)
                                   Copies to:

                            Richard W. Grant, Esquire
                          Morgan, Lewis & Bockius, LLP
                                 1701 Market St.
                             Philadelphia, PA 19103

Approximate  Date  of  Proposed  Public  Offerings:  Continuous

It  is  proposed  that  this  filing  will  become  effective:
/   /  immediately  upon  filing  pursuant  to  paragraph  (b)
/  X  /  on  August  31,  2004  pursuant  to  paragraph  (b)
/   /  60  days  after  filing  pursuant  to  paragraph  (a)
/   /  on  [date]  pursuant  to  paragraph  (a)  of  Rule  485
/   /  75  days  after  filing  pursuant  to  paragraph  (a)(2)
/   /  on  (date)  pursuant  to  paragraph  (a)(2)  of  Rule  485

If  appropriate,  check  the  following  box:
/ X / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Fund's Prospectuses relating to the Financial Services Series, Core Bond Series and Core Plus Bond Series are hereby incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000751173-04-000041) on June 7, 2004.

The Fund's Statement of Additional Information relating to the Financial Services Series, Core Bond Series and Core Bond Plus Series is hereby incorporated by reference to Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000751173-04-000041) on June 7, 2004.

The Fund's Part C is hereby incorporated by reference to Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000751173-04-000041) on June 7, 2004.


SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 48 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Rochester, State of New York, on this 19th day of August 2004.


Exeter  Fund,  Inc.
(Registrant)

By  /s/  B.  Reuben  Auspitz
  --------------------------
B.  Reuben  Auspitz
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 48 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 19th day of August 2004:



Signature. . . . . . . . . . . . . .  Title                                     Date
------------------------------------
/s/ B. Reuben Auspitz. . . . . . . .  President, Principal Executive Officer,
------------------------------------
B. Reuben Auspitz. . . . . . . . . .  Director                                 August 19, 2004
                                                                               ---------------

/s/ Jeffrey S. Coons
------------------------------------
Jeffrey S. Coons . . . . . . . . . .  Vice President                           August 19, 2004
                                                                               ---------------

/s/ Martin F. Birmingham*
------------------------------------
Martin F. Birmingham . . . . . . . .  Director                                 August 19, 2004
                                                                               ---------------

/s/ Harris H. Rusitzky*
------------------------------------
Harris H. Rusitzky . . . . . . . . .  Director                                 August 19, 2004
                                                                               ---------------

/s/ Peter L. Faber*
------------------------------------
Peter L. Faber . . . . . . . . . . .  Director                                 August 19, 2004
                                                                               ---------------

/s/ Stephen B. Ashley*
------------------------------------
Stephen B. Ashley. . . . . . . . . .  Director                                 August 19, 2004
                                                                               ---------------

                                      Principal Financial Officer, Chief
/s/ Christine Glavin . . . . . . . .  Financial Officer,
------------------------------------
Christine Glavin . . . . . . . . . .  Treasurer                                August 19, 2004
                                                                               ---------------


*By:  /s/  Christine  Glavin
Christine  Glavin,  Attorney  in  Fact
     Pursuant  to  Power  of  Attorney  dated  November  21,  2002.